Document And Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	AVITA Medical, Inc.
Entity Central Index Key	0001762303
Entity Emerging Growth Company	false
Entity File Number	001-39059
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1021707
Entity Address, Address Line One	28159 Avenue Stanford
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	367-9170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RCEL
Security Exchange Name	NASDAQ